Income Tax - Reconciliation of Income Taxes at Statutory Rates (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss for the year	$ (5,032,184)	$ (6,067,232)	$ (6,739,120)
Expected income tax (recovery)	(1,225,526)	(1,014,891)	(821,664)
Change in statutory, foreign tax, foreign exchange rates and other	(22,810)	65,781	9,519
Permanent Difference	9	252	181,257
Provision to NOLs	(2,027,434)	927,476	181,755
Change in unrecognized deductible temporary differences	2,375,521	(115,279)	449,133
Total income tax expense (recovery)	$ (900,240)	$ (136,661)	$ (0)